Earnings Per Share - Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share computation:
Income from continuing operations attributable to The WhiteWave Foods Company												$ 99,041	$ 112,514	$ 114,334
Average common shares - basic	173,966,917			173,005,352						173,796,646	173,002,691	173,120,689	153,770,492	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company												$ 0.57	$ 0.73	$ 0.76
Basic earnings (loss) per share from discontinued operations												$ 0.00	$ 0.01	$ (0.04)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$ 0.20	$ 0.11	$ 0.14	$ 0.18	$ 0.14	$ 0.19	$ 0.18	$ 0.18	$ 0.21	$ 0.38	$ 0.32	$ 0.57	$ 0.74	$ 0.72
Diluted earnings per share computation:
Income from continuing operations attributable to The WhiteWave Foods Company												$ 99,041	$ 112,514	$ 114,334
Average common shares - basic	173,966,917			173,005,352						173,796,646	173,002,691	173,120,689	153,770,492	150,000,000
Average common shares - diluted	177,589,222			173,909,653						177,200,630	173,567,934	174,581,468	153,770,497	150,000,000
Basic earnings per share from continuing operations attributable to The WhiteWave Foods Company												$ 0.57	$ 0.73	$ 0.76
Basic earnings (loss) per share from discontinued operations												$ 0.00	$ 0.01	$ (0.04)
Basic earnings per share from net income attributable to The WhiteWave Foods Company	$ 0.19	$ 0.11	$ 0.14	$ 0.18	$ 0.14	$ 0.19	$ 0.18	$ 0.18	$ 0.21	$ 0.38	$ 0.32	$ 0.57	$ 0.74	$ 0.72
Stock Options [Member]
Diluted earnings per share computation:
Stock option conversion and Stock units	3,090,807			399,010						2,839,542	208,755	820,743	0	0
Stock Units [Member]
Diluted earnings per share computation:
Stock option conversion and Stock units	531,498			505,291						564,442	356,488	640,036	5	0